Income tax - Summary of Reconciliation of Tax (Expense) Benefit and Accounting Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Adjustments in respect of income tax of previous years	$ 143	$ (5,006)	$ 2,282
Income tax expense reported in the consolidated statement of operations	(8,197)	(3,699)	(8,895)
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Accounting loss before tax	(144,918)	(198,573)	(408,165)
At Sweden’s corporate income tax rate of 20.6% (21.4%)	29,853	40,906	84,082
Effect of tax rates in foreign jurisdictions	(737)	654	3,028
Non-taxable income	10	21	170
Non-deductible costs	(3,084)	(4,003)	(4,352)
Adjustments in respect of income tax of previous years	168	2,082	(2,282)
Change in unrecognized deferred taxes	(30,475)	(43,609)	(89,262)
Tax effect of changes in tax rates		3	(304)
Other	(3,932)	247	25
Income tax expense reported in the consolidated statement of operations	$ (8,197)	$ (3,699)	$ (8,895)